DEAN WITTER GLOBAL ASSET ALLOCATION FUND               Two World Trade Center,
LETTER TO THE SHAREHOLDERS January 31, 1998            New York, New York 10048


DEAR SHAREHOLDER:

The performances of global capital markets were mixed during the last twelve months. Asian equity markets experienced the most turmoil and, in October, these markets plunged under weak currencies and economic instability. Indonesia was the hardest hit, losing 83.89 percent of its value, followed by Malaysia (down 72.23 percent) and Thailand (down 68.82 percent). Even
Hong Kong, whose currency has remained stable, declined 32.52 percent. And, once again the Japanese market disappointed investors, falling 6.56 percent. The economy there slowed after the government reversed an income tax rebate and increased a consumption tax. Investor confidence in Japan was continually shaken as the financial system appeared ever more fragile and politicians lost credibility while attempting to deal with the economic slump.

In contrast to the Asian downturn, markets in the United States and Europe continued to rally. The U.S. equity market was, once again, one of the world's top performers, with the Standard & Poor's 500 Composite Stock Price Index (S&P 500) advancing 26.84 percent. In Europe the dual catalysts of weak domestic currencies and positive sentiment toward Economic and Monetary Union
(EMU) sent those equity markets higher. Especially strong performance was seen in Portugal (+44.42 percent), Switzerland (+45.99 percent) and Italy (+34.53 percent). Core European markets also did well with Germany up 29.37 percent and the Netherlands up 26.68 percent.

Global bonds and the U.S. dollar were strong performers over the last year. The economic crisis in Asia reinforced the disinflationary trend of the world economy, causing bond yields to drop in the United States and Europe. The U.S. dollar continued to strengthen, appreciating by 10.4 percent against the German mark and by 4.6 percent against the Japanese yen.

PERFORMANCE

For the fiscal year ended January 31, 1998, Dean Witter Global Asset Allocation Fund Class B provided a total return of 3.29 percent versus

DEAN WITTER GLOBAL ASSET ALLOCATION FUND
LETTER TO THE SHAREHOLDERS January 31, 1998, continued

15.97 percent for the Morgan Stanley Capital International World Index and
10.34 percent for the Lipper Global Flexible Portfolio Funds Index. The accompanying chart compares the performance of a $10,000 investment in the Fund from inception (February 28, 1995) through the fiscal year ended January 31, 1998, with the performance of similar hypothetical investments in the Morgan Stanley Capital International World Index and the Lipper Global Flexible Portfolio Funds Index.


    [THE NARRATIVE AND/OR TABULAR INFORMATION BELOW IS A FAIR AND ACCURATE
           DESCRIPTION OF GRAPHIC OR IMAGE MATERIAL OMITTED FOR THE
                           PURPOSE OF EDGAR FILING.]

                      GROWTH OF $10,000 -- CLASS B
                           ($ IN THOUSANDS)

        Date            Total      MSCI WORLD IX(4)      LIPPER IX(5)
----------------------------------------------------------------------------
February 28, 1995      $10,000         $10,000               $10,000
January 31, 1996       $12,389         $12,116               $11,993
January 31, 1997       $12,956         $13,458               $13,680
January 31, 1998       $13,082(3)      $15,607               $15,095



                     Average Annual Total Returns

                     1 year          Life of Fund
                     -----------------------------
                     3.29(1)           10.48(1)
                    -1.55(2)            9.62(2)

           Past performance is not predictive of future returns
           ----------------------------------------------------


(1) Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.

(2) Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable contingent deferred sales charge (CDSC)(1 year-5%, since inception-3%). See the fund's prospectus for complete details on fees and sales charges.

(3) Closing value after the deduction of a 3% CDSC, assuming a complete redemption on January 31, 1998.

(4) The Morgan Stanley Capital International World Index (MSCI) measures performance for a diverse range of global stock markets including the U.S., Canada, Europe, Australia, New Zealand and the Far East. The Index does not include any expenses, fees or charges or reinvestment of dividends. The Index is unmanaged and should not be considered an investment.

(5) The Lipper Global Flexible Portfolio Funds Index is an equally-weighted performance index of the largest qualifying funds (based on net assets) in the Lipper Global Flexible Portfolio Funds objective. The Index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 10 funds represented in this Index.


                           ------------------


The Fund's underperformance relative to its benchmarks was due to overweightings in Japan and Asia during the period under review. In response to the continuing decline of these markets and the still uncertain economic environment there, the Fund has reduced its exposure to those markets. The regional allocation targets for the beginning of the fiscal year are Europe, 38 percent (overweighted); United States, 35 percent (underweighted); Japan, 6 percent (underweighted); Emerging Asia, 6 percent (overweighted); Latin America, 6 percent (overweighted); and other, 1 percent. The remaining 8 percent of the equity portfolio is held in cash. The Fund's asset target mix is 70 percent equity, 20 percent fixed income and 10 percent money market investments.

In October 1997, Trust Company of the West (TCW) informed the Fund's Board of Trustees of its intention to resign as sub-adviser. On November 6, 1997, the Board of Trustees of Dean Witter Global Asset Allocation Fund unanimously recommended that a new investment management agreement between InterCapital and Dean Witter Global Asset Allocation Fund be submitted to shareholders of the Fund for approval at a special meeting scheduled for February 26, 1998. If the new investment management agreement is approved by shareholders, InterCapital will assume the investment advisory function formerly performed by TCW upon effectiveness of the new investment management agreement.

DEAN WITTER GLOBAL ASSET ALLOCATION FUND
LETTER TO THE SHAREHOLDERS January 31, 1998, continued

LOOKING AHEAD

We expect that world markets overall will continue to perform well over the coming year but that Asian markets will remain volatile. However, we believe that the asset allocation targets we have set for the Fund will reduce the impact these markets will have on the Fund's performance.

We appreciate your support of Dean Witter Global Asset Allocation Fund and look forward to continuing to serve your investment needs.

Very truly yours,

/s/ Charles A. Fiumefreddo
--------------------------
CHARLES A. FIUMEFREDDO
Chairman of the Board

DEAN WITTER GLOBAL ASSET ALLOCATION FUND
PORTFOLIO OF INVESTMENTS January 31, 1998


 SHARES/PRINCIPAL
      AMOUNT                                                                            VALUE
-------------------------------------------------------------------------------------------------
                  COMMON AND PREFERRED
                  STOCKS AND BONDS (89.4%)
                  ARGENTINA (0.5%)
                  Banking
            2,209 Banco de Galicia y Buenos Aires S.A. de C.V. (ADR) ..............  $   48,460
                                                                                   --------------

                  Energy
            2,700 Yacimentos Petroliferos Fiscales S.A. (ADR) .....................      82,181
                                                                                   --------------
                  Multi-Industry
           11,791 Perez Companc S.A. (Class B) ....................................      77,850
                                                                                   --------------
                  Telecommunications
            1,000 Telefonica de Argentina S.A. (Class B)(ADR) .....................      34,625
                                                                                   --------------
                  TOTAL ARGENTINA .................................................     243,116
                                                                                   --------------
                  AUSTRALIA (0.6%)
                  Telecommunications
            6,500 Telstra Corp. Ltd. (ADR)* .......................................     293,719
                                                                                   --------------
                  BRAZIL (1.5%)
                  Metals & Mining
            2,840 Companhia Vale do Rio Doce S.A. (Pref.)(ADR) ....................      54,847
                                                                                   --------------
                  Petroleum
          944,000 Petroleo Brasileiro S.A. (Pref.) ................................     201,745
                                                                                   --------------
                  Telecommunications
            3,410 Telecomunicacoes Brasileiras S.A. (ADR)  ........................     378,510
          143,234 Telecomunicacoes de Sao Paulo S.A. (Pref.)(RCP)*  ...............      41,454
                                                                                   --------------
                                                                                        419,964
                                                                                   --------------
                  Utilities - Electric
            1,400 Centrais Electricas Brasileiras S.A. - Electrobras (ADR) .........      30,100
            2,260 Companhia Energetica de Minas Gerais S.A. (ADR) .................      88,140
          260,000 Companhia Energetica de Minas Gerais S.A. (Pref.)  ..............      10,280
                                                                                   --------------
                                                                                        128,520
                                                                                   --------------
                  TOTAL BRAZIL ....................................................     805,076
                                                                                   --------------
                  CHILE (0.3%)
                  Beverages - Soft Drinks
            1,420 Embotelladora Andina S.A. (Series A)(ADR) .......................  $   28,400
                                                                                   --------------
                  Telecommunications
            3,125 Compania de Telecomunicaciones de Chile S.A. (ADR) ..............      75,195
                                                                                   --------------
                  Utilities - Electric
            2,000 Enersis S.A. (ADR)  .............................................      52,875
                                                                                   --------------
                  TOTAL CHILE  ....................................................     156,470
                                                                                   --------------
                  COLOMBIA (0.1%)
                  Banking
            3,500 Banco Industrial Colombiano S.A. (ADR) ..........................      41,781
                                                                                   --------------
                  DENMARK (2.4%)
                  Air Transport
            1,200 Kobenhavns Lufthavne AS  ........................................     138,584
                                                                                   --------------
                  Government Obligations
                  Kingdom of Denmark
DKK        1,400K 7.00% due 12/15/04 ..............................................     221,815
                  Kingdom of Denmark
DKK        1,300K 8.00% due 05/15/03 ..............................................     212,610
                  Kingdom of Denmark
DKK        1,720K 8.00% due 03/15/06 ..............................................     289,665
                  Kingdom of Denmark
DKK          800K 9.00% due 11/15/00 ..............................................     127,968
                                                                                   --------------
                                                                                        852,058
                                                                                   --------------
                  Pharmaceuticals
            1,880 Novo-Nordisk AS (Series B) ......................................     269,708
                                                                                   --------------
                  TOTAL DENMARK ...................................................   1,260,350
                                                                                   --------------

                  FINLAND (0.8%)
                  Insurance
            7,060 Pohjola Insurance Co. "B" .......................................     303,453
                                                                                   --------------
                  Telecommunication Equipment
            1,400 Nokia Oyj (A Shares) ............................................     109,731
                                                                                   --------------
                  TOTAL FINLAND ...................................................     413,184
                                                                                   --------------
                  FRANCE (3.7%)
                  Banks - Money Center
               43 Banque Nationale de Paris .......................................       2,221
            4,500 Credit Commercial de France  ....................................     306,313
                                                                                   --------------
                                                                                        308,534
                                                                                   --------------

                      SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER GLOBAL ASSET ALLOCATION FUND
PORTFOLIO OF INVESTMENTS January 31, 1998, continued

SHARES/PRINCIPAL
      AMOUNT                                                                            VALUE
-------------------------------------------------------------------------------------------------
                  Electronics - Semiconductors
            1,960 SGS-Thomson Microelectronics N.V.*  .............................  $  134,247
                                                                                   --------------
                  Household Products
            2,060 Societe BIC S.A.  ...............................................     150,673
                                                                                   --------------
                  Insurance
            2,700 AXA-UAP .........................................................     224,174
                                                                                   --------------
                  Leisure
            1,500 Accor S.A.  .....................................................     295,082
                                                                                   --------------
                  Media
            1,380 Canal Plus  .....................................................     278,229
                                                                                   --------------
                  Oil & Gas
            1,690 Elf Aquitaine S.A. ..............................................     190,764
            1,650 Total S.A. (B Shares) ...........................................     171,715
                                                                                   --------------
                                                                                        362,479
                                                                                   --------------
                  Telecommunication Equipment
            1,400 Alcatel Alsthom S.A.  ...........................................     185,662
                                                                                   --------------
                  TOTAL FRANCE  ...................................................   1,939,080
                                                                                   --------------
                  GERMANY (4.1%)
                  Automotive
              280 Bayerische Motoren Werke (BMW) AG  ..............................     223,510
                                                                                   --------------
                  Chemicals - Diversified
            2,950 Hoechst AG  .....................................................     103,710
                                                                                   --------------
                  Government Obligations
                  German Unity Fund
DEM          175K 8.00% due 01/12/02 ..............................................     108,062
DEM          605K Germany (Federal Republic) 5.25% due 10/20/98 ...................     334,520
DEM          661K Germany (Federal Republic) 6.25% due 01/04/24 ...................     391,830
DEM          695K Germany (Federal Republic) 6.50% due 10/14/05 ...................     417,684
DEM          455K Germany (Federal Republic) 7.25% due 10/21/02 ...................     277,154
                                                                                   --------------
                                                                                      1,529,250
                                                                                   --------------
                  Steel Related
            1,050 SGL Carbon AG  ..................................................     132,039
                                                                                   --------------
                  Utilities - Electric
            2,650 VEBA AG .........................................................     183,138
                                                                                   --------------
                  TOTAL GERMANY ...................................................   2,171,647
                                                                                   --------------
                  HONG KONG (2.7%)
                  Banking
           37,400 Hang Seng Bank Ltd. .............................................  $  295,021
                                                                                   --------------
                  Conglomerates
           70,000 Hutchison Whampoa, Ltd. .........................................     411,871
                                                                                   --------------
                  Real Estate
           41,000 Hong Kong Land Holdings Ltd.  ...................................      66,010
                                                                                   --------------
                  Telecommunications
          160,000 Hong Kong Telecommunications Ltd.  ..............................     333,118
                                                                                   --------------
                  Utilities - Electric
           55,000 CLP Holdings Ltd. ...............................................     302,276
                                                                                   --------------
                  TOTAL HONG KONG .................................................   1,408,296
                                                                                   --------------
                  ITALY (1.9%)
                  Government Obligations
                  Italy (Republic of)
ITL      615,000K 7.75% due 11/01/06  .............................................     396,607
                  Italy (Republic of)
ITL      245,000K 10.00% due 08/01/03 .............................................     166,646
                                                                                   --------------
                                                                                        563,253
                                                                                   --------------
                  Household Furnishings &
                  Appliances
            6,400 Industrie Natuzzi SpA (ADR) .....................................     156,800
                                                                                   --------------
                  Telecommunications
           25,000 Telecom Italia Mobile SpA .......................................     119,206
           26,250 Telecom Italia SpA ..............................................     181,822
                                                                                   --------------
                                                                                        301,028
                                                                                   --------------
                  TOTAL ITALY .....................................................   1,021,081
                                                                                   --------------

                  JAPAN (4.7%)
                  Automotive
            9,000 Suzuki Motor Co. Ltd. ...........................................      82,979
                                                                                   --------------
                  Banking
            6,000 Bank of Tokyo-Mitsubishi Ltd. ...................................      86,998
            4,000 Mitsubishi Trust & Banking  .....................................      46,336
                                                                                   --------------
                                                                                        133,334
                                                                                   --------------
                  Building & Construction
            4,000 Sekisui House Ltd. ..............................................      33,097
                                                                                   --------------
                  Business Services
            8,000 Ricoh Co., Ltd. .................................................      94,563
                                                                                   -------------
                      SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER GLOBAL ASSET ALLOCATION FUND
PORTFOLIO OF INVESTMENTS January 31, 1998, continued

SHARES/PRINCIPAL
      AMOUNT                                                                            VALUE
------------------------------------------------------------------------------------------------
                  Chemicals
           16,000 Asahi Chemical Industrial Co. Ltd. ..............................  $   63,672
            7,000 Shin-Etsu Chemical Co. ..........................................     155,556
                                                                                   --------------
                                                                                        219,228
                                                                                   --------------
                  Electrical Equipment
            5,000 Sumitomo Electric Industries  ...................................      73,680
                                                                                   --------------
                  Electronic & Electrical
                  Equipment
            5,000 Canon, Inc. .....................................................     121,355
            9,000 Hitachi, Ltd. ...................................................      70,922
            7,000 Matsushita Electric Industrial Co., Ltd.  .......................     105,359
            6,000 NGK Insulators, Ltd.  ...........................................      54,846
            1,500 Sony Corp. ......................................................     138,298
                                                                                   --------------
                                                                                        490,780
                                                                                   --------------
                  Engineering & Construction
            8,000 Kajima Corp.  ...................................................      27,423
                                                                                   --------------
                  Financial Services
            1,000 Japan Associated Finance  .......................................      47,675
            3,000 Nomura Securities Co. Ltd.  .....................................      40,189
                                                                                   --------------
                                                                                         87,864
                                                                                   --------------
                  Insurance
            5,000 Tokio Marine & Fire Insurance Co. ...............................      55,556
                                                                                   --------------
                  Machinery
            5,000 Daifuku Co. Ltd.  ...............................................      26,990
            1,100 Keyence Corp. ...................................................     166,430
            8,000 Minebea Co., Ltd. ...............................................      85,106
           15,000 NSK Ltd. ........................................................      53,073
                                                                                   --------------
                                                                                        331,599
                                                                                   --------------
                  Manufacturing
            1,900 Sony Music Entertainment Inc.  ..................................      67,376
                                                                                   --------------
                  Pharmaceuticals
            3,000 Yamanouchi Pharmaceutical Co. ...................................      72,813
                                                                                   --------------
                  Real Estate
            5,000 Mitsubishi Estate Co. Ltd.  .....................................      55,162
            4,000 Mitsui Fudosan Co. Ltd.  ........................................      39,716
                                                                                   --------------
                                                                                         94,878
                                                                                   --------------
                  Retail
            2,700 Family Mart Co. Ltd.  ...........................................     103,191
            2,000 Ito-Yokado Co. Ltd.  ............................................     104,964
                                                                                   --------------
                                                                                        208,155
                                                                                   --------------
                  Steel & Iron
           28,000 NKK Corp. .......................................................  $   30,670
            9,000 Yamato Kogyo Co., Ltd.  .........................................      81,560
                                                                                   --------------
                                                                                        112,230
                                                                                   --------------
                  Telecommunications
               19 DDI Corp.  ......................................................      60,788
               15 Nippon Telegraph & Telephone Corp. ..............................     135,934
                                                                                   --------------
                                                                                        196,722
                                                                                   --------------
                  Textiles - Apparel
            7,000 Tokyo Style  ....................................................      71,710
                                                                                   --------------
                  TOTAL JAPAN .....................................................   2,453,987
                                                                                   --------------
                  MALAYSIA (0.6%)
                  Telecommunications
          138,000 Telekom Malaysia Berhad .........................................     339,642
                                                                                   --------------
                  MEXICO (1.5%)
                  Banking
            8,750 Grupo Financiero Inbursa S.A. de C.V. (B Shares) ................      27,615
                                                                                   --------------
                  Building & Construction
            4,000 Apasco S.A. de C.V.  ............................................      26,005
            2,300 Empresa ICA Sociedad Controladora S.A. de C.V. (ADR)* ...........      31,337
                                                                                   --------------
                                                                                         57,342
                                                                                   --------------

                 Building Materials
           20,300 Cemex S.A. de C.V. (B Shares) ...................................      85,903
                                                                                   --------------
                  Conglomerates
            9,443 ALFA S.A. de C.V. (Class A) .....................................      50,229
           15,900 Grupo Carso S.A. de C.V. (Series A1)* ...........................      90,589
                                                                                   --------------
                                                                                        140,818
                                                                                   --------------
                  Food, Beverage, Tobacco & Household Products
           11,300 Fomento Economico Mexicano S.A. de C.V. (B Shares) ..............      70,792
            2,730 Panamerican Beverages, Inc. (Class A)(ADR) ......................      88,725
                                                                                   --------------
                                                                                        159,517
                                                                                   --------------
                  Media Group
            1,700 Grupo Televisa S.A. (GDR)* ......................................      54,719
                                                                                   --------------
                     SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER GLOBAL ASSET ALLOCATION FUND
PORTFOLIO OF INVESTMENTS January 31, 1998, continued

SHARES/PRINCIPAL
      AMOUNT                                                                            VALUE
-------------------------------------------------------------------------------------------------
                  Paper & Forest Products
           15,600 Kimberly-Clark de Mexico S.A. de C.V. (A Shares) ................  $   67,397
                                                                                   --------------
                  Retail
           19,000 Cifra S.A. de C.V. (C Shares)*  .................................      32,116
            2,212 Cifra S.A. de C.V. (Series V) ...................................       4,021
                                                                                   --------------
                                                                                         36,137
                                                                                   --------------
                  Telecommunications
            2,700 Telefonos de Mexico S.A. de C.V. (Series L)(ADR) ................     132,975
                                                                                   --------------
                  TOTAL MEXICO  ...................................................     762,423
                                                                                   --------------
                  NETHERLANDS (2.9%)
                  Chemicals
              780 Akzo Nobel NV  ..................................................     141,192
                                                                                   --------------
                  Electrical Equipment
            2,160 Philips Electronics NV ..........................................     145,837
                                                                                   --------------
                  Insurance
            2,528 Aegon NV ........................................................     241,188
            4,771 ING Groep NV ....................................................     218,452
                                                                                   --------------
                                                                                        459,640
                                                                                   --------------
                  Publishing
            9,000 Ver Ned Uitgev Ver Bezit NV .....................................     251,880
            1,212 Wolters Kluwer NV ...............................................     164,014
                                                                                   --------------
                                                                                        415,894
                                                                                   --------------
                  Record & Tape Distribution
            3,100 PolyGram NV .....................................................     138,332
                                                                                   --------------
                  Retail
            4,656 Koninklijke Ahold NV ............................................     128,273
                                                                                   --------------
                  Semiconductor Equipment
            1,500 ASM Lithography Holding NV*  ....................................     103,313
                                                                                   --------------
                  TOTAL NETHERLANDS ...............................................   1,532,481
                                                                                   --------------
                  PERU (0.1%)
                  Brewery
           45,169 Union de Cervecerias Peruanas Backus & Johnston S.A. (T Shares) .      38,400
                                                                                   --------------
                  Telecommunications
                  Telefonica del Peru S.A.
            1,300 (B Shares)(ADR)  ................................................      25,513
                                                                                   --------------
                  TOTAL PERU ......................................................      63,913
                                                                                   --------------
                  SINGAPORE (1.9%)
                  Airlines
           79,000 Singapore Airlines Ltd. .........................................  $  516,672
                                                                                   --------------
                  Banking
          120,800 Overseas-Chinese Banking Corp. Ltd. .............................     504,362
                                                                                   --------------
                  TOTAL SINGAPORE .................................................   1,021,034
                                                                                   --------------
                  SPAIN (2.0%)
                  Banks
            6,750 Banco Bilbao Vizcaya ............................................     235,880
            4,980 Banco Popular Espanol S.A.  .....................................     375,667
                                                                                   --------------
                                                                                        611,547
                                                                                   --------------
                  Government Obligations
                  Spain (Government of)
      ESP 28,000K 7.90% due 02/28/02 ..............................................     201,299
                  Spain (Government of)
      ESP 16,600K 8.80% due 04/30/06 ..............................................     132,104
                                                                                   --------------
                                                                                        333,403
                                                                                   --------------
                  Telecommunications
            3,400 Telefonica de Espana S.A. .......................................     111,141
                                                                                   --------------
                  TOTAL SPAIN .....................................................   1,056,091
                                                                                   --------------

                  SWEDEN (3.0%)
                  Automobiles
            3,400 Volvo AB (B Shares) .............................................      93,086
                                                                                   --------------
                  Business Services
            7,440 Assa Abloy AB (Series B) ........................................     183,509
            5,940 Securitas AB (Series "B" Free) ..................................     173,615
                                                                                   --------------
                                                                                        357,124
                                                                                   --------------
                  Electrical Equipment
            4,950 Ericsson (L.M.) Telephone Co. AB (Series "B" Free) ..............     194,127
                                                                                   --------------
                  Government Obligations
                  Sweden (Government of)
       SEK 4,600K 6.00% due 02/09/05 ..............................................     584,460
                  Sweden (Kingdom of)
         SEK 300K 8.00% due 08/15/07 ..............................................      43,399
                                                                                   --------------
                                                                                        627,859
                                                                                   --------------
                  Multi-line Insurance
            2,750 Skandia Forsakrings AB ..........................................     143,459
                                                                                   --------------
                  Pharmaceuticals
            8,533 Astra AB (B Shares) .............................................     151,011
                                                                                   --------------
                  TOTAL SWEDEN ....................................................   1,566,666
                                                                                   --------------

                        SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER GLOBAL ASSET ALLOCATION FUND
PORTFOLIO OF INVESTMENTS January 31, 1998, continued

SHARES/PRINCIPAL
      AMOUNT                                                                            VALUE
-----------------------------------------------------------------------------------------------
                  SWITZERLAND (2.8%)
                  Airlines
              215 Sairgroup*  .....................................................  $  276,761
                                                                                   --------------
                  Banking
            1,875 Credit Suisse Group-Reg  ........................................     298,844
               85 UBS-Bearer ......................................................     120,992
                                                                                   --------------
                                                                                        419,836
                                                                                   --------------
                  Foods & Beverages
              100 Nestle S.A. .....................................................     159,553
                                                                                   --------------
                  Pharmaceuticals
              180 Novartis AG .....................................................     308,537
               30 Roche Holdings AG  ..............................................     311,789
                                                                                   --------------
                                                                                        620,326
                                                                                   --------------
                  TOTAL SWITZERLAND ...............................................   1,476,476
                                                                                   --------------
                  UNITED KINGDOM (12.5%)
                  Aerospace
           44,091 Rolls-Royce PLC  ................................................     149,087
                                                                                   --------------
                  Auto Parts
           32,660 BBA Group PLC  ..................................................     191,527
                                                                                   --------------
                  Building Materials
           39,357 Blue Circle Industries PLC ......................................     208,298
                                                                                   --------------
                  Electrical Equipment
           18,909 BICC Group (The) PLC ............................................      43,861
           38,580 General Electric Co. PLC ........................................     241,368
                                                                                   --------------
                                                                                        285,229
                                                                                   --------------
                  Financial Services
           29,000 Abbey National PLC ..............................................     582,669
              779 HSBC Holdings PLC ...............................................      20,360
                                                                                   --------------
                                                                                        603,029
                                                                                   --------------
                  Food, Beverage, Tobacco & Household Products
            7,770 B.A.T. Industries PLC ...........................................      70,823
           16,067 Bass PLC ........................................................     254,581
                                                                                   --------------
                                                                                        325,404
                                                                                   --------------
                  Government Obligations
    pounds
    sterling  43K United Kingdom Treasury Gilt 7.50% due 12/07/06 .................      76,848
    pounds
    sterling 162K United Kingdom Treasury Gilt 8.50% due 12/07/05 .................     302,998
                                                                                   --------------
                                                                                        379,846
                                                                                   --------------
                  Insurance
           28,646 Prudential Corp. PLC ............................................  $  384,173
           39,113 Royal & Sun Alliance Insurance Group PLC  .......................     442,765
                                                                                   --------------
                                                                                        826,938
                                                                                   --------------
                  Leisure
           11,956 Granada Group PLC ...............................................     188,075
           27,401 Rank Group PLC  .................................................     134,167
                                                                                   --------------
                                                                                        322,242
                                                                                   --------------
                  Multi-Industry
           54,803 Tomkins PLC  ....................................................     295,418
                                                                                   --------------
                  Natural Gas
           36,150 BG PLC ..........................................................     194,868
                                                                                   --------------
                  Oil - International - Integrated
           81,457 Shell Transport & Trading Co. PLC ...............................     553,530
                                                                                   --------------
                  Pharmaceuticals
           28,024 Glaxo Wellcome PLC  .............................................     752,119
                                                                                   --------------
                  Publishing
           15,445 EMAP PLC ........................................................     264,909
                                                                                   --------------
                  Retail
           14,201 Great Universal Stores PLC ......................................     170,732
           13,000 Kingfisher PLC ..................................................     203,436
                                                                                   --------------
                                                                                        374,168
                                                                                   --------------

                  Telecommunications
           56,545 British Telecommunications PLC ..................................     540,343
           41,306 Securicor PLC ...................................................     222,547
                                                                                   --------------
                                                                                        762,890
                                                                                   --------------
                  Transportation
            7,201 British Airways PLC  ............................................      60,579
                                                                                   --------------
                  TOTAL UNITED KINGDOM ............................................   6,550,081
                                                                                   --------------
                  UNITED STATES (38.6%)
                  Aerospace & Defense
            4,980 General Motors Corp. (Class H) ..................................     172,432
                                                                                   --------------
                  Air Transport
            7,340 Continental Airlines, Inc. (Class B)*  ..........................     340,392
                                                                                   --------------


                      SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER GLOBAL ASSET ALLOCATION FUND
PORTFOLIO OF INVESTMENTS January 31, 1998, continued

SHARES/PRINCIPAL
      AMOUNT                                                                            VALUE
-----------------------------------------------------------------------------------------------
                  Automotive
            9,730 Chrysler Corp.  .................................................  $  338,726
            7,490 Ford Motor Co.  .................................................     381,990
                                                                                   --------------
                                                                                        720,716
                                                                                   --------------
                  Banking
            3,750 BankBoston Corp.  ...............................................     335,625
           $ 100K Central Fidelity Capital I -144A** 6.75% due 04/15/27 ...........     101,925
            2,850 Chase Manhattan Corp. ...........................................     305,484
            2,530 Citicorp ........................................................     301,070
            5,440 First Tennessee National Corp. ..................................     320,280
            4,750 Washington Mutual, Inc. .........................................     305,187
                                                                                   --------------
                                                                                      1,669,571
                                                                                   --------------
                  Beverages - Soft Drinks
            8,400 PepsiCo, Inc. ...................................................     302,925
                                                                                   --------------
                  Chemicals
           10,300 Georgia Gulf Corp.  .............................................     336,037
            7,300 Monsanto Co.  ...................................................     346,294
                                                                                   --------------
                                                                                        682,331
                                                                                   --------------
                  Computer Software
            7,000 HBO & Co. .......................................................     366,188
            2,360 Microsoft Corp.*  ...............................................     352,082
                                                                                   --------------
                                                                                        718,270
                                                                                   --------------
                  Computers
            9,880 COMPAQ Computer Corp. ...........................................     297,018
           10,740 Gateway 2000, Inc.*  ............................................     404,764
                                                                                   --------------
                                                                                        701,782
                                                                                   --------------
                  Computers - Systems  ............................................
            8,900 Sun Microsystems, Inc.*  ........................................     426,644
                                                                                   --------------

                  Electrical Equipment
            4,460 General Electric Co.  ...........................................     345,650
            4,630 Honeywell, Inc.  ................................................     324,389
                                                                                   --------------
                                                                                        670,039
                                                                                   --------------
                  Electronics -
                  Semiconductors/Components
            4,040 Intel Corp.  ....................................................     327,240
                                                                                   --------------
                  Entertainment
            3,520 The Walt Disney Co.  ............................................     375,100

                  Financial Services
                  Associates Corp. N.A.
           $ 100K 6.375% due 08/15/99  ............................................     101,009
            6,190 Fannie Mae  .....................................................     382,233
            6,560 Travelers Group, Inc.  ..........................................     324,720
                                                                                   --------------
                                                                                        807,962

                  Insurance
            3,100 American International Group, Inc.  .............................  $  341,969
                  Orion Capital Trust I
           $ 200K 8.73% due 01/01/37  .............................................     216,500
                                                                                   --------------
                                                                                        558,469
                                                                                   --------------
                  Oil -International -Integrated
            5,200 Exxon Corp. .....................................................     308,425
                                                                                   --------------
                  Oil Related
            4,250 Mobil Corp.  ....................................................     289,531
            5,530 Texaco, Inc.  ...................................................     287,906
                                                                                   --------------
                                                                                        577,437
                                                                                   --------------
                  Packaged Foods
            4,290 General Mills, Inc.  ............................................     319,337
                                                                                   --------------
                  Paper Products
            7,100 Bowater, Inc. ...................................................     347,900
            5,740 Champion International Corp. ....................................     293,816
                                                                                   --------------
                                                                                        641,716
                                                                                   --------------

                  Pharmaceuticals
            4,500 American Home Products Corp.  ...................................     429,469
            4,990 Johnson & Johnson  ..............................................     334,018
            2,270 Warner-Lambert Co. ..............................................     341,635
                                                                                   --------------
                                                                                      1,105,122
                                                                                   --------------
                  Railroad Equipment
            7,020 Trinity Industries, Inc.  .......................................     317,655
                                                                                   --------------
                  Retail - Department Stores
           25,000 Kmart Corp. .....................................................     275,000
                                                                                   --------------
                  Retail - Specialty
            9,760 Bed Bath & Beyond, Inc.* ........................................     386,740
            5,680 Home Depot, Inc. ................................................     342,575
           12,400 Pep Boys-Manny, Moe & Jack ......................................     271,250
                                                                                   --------------
                                                                                      1,000,565
                                                                                   --------------
                  Savings & Loans Association
            3,600 Golden West Financial Corp.  ....................................     303,975
                                                                                   --------------
                  Steel
            6,430 Nucor Corp.  ....................................................     306,229
                                                                                   --------------
                  Telecommunication Equipment
            5,700 Cisco Systems, Inc.*  ...........................................     359,456
                                                                                   --------------
                  Tobacco
            7,530 Philip Morris Companies, Inc. ...................................     312,495
                                                                                   --------------

                         SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER GLOBAL ASSET ALLOCATION FUND
PORTFOLIO OF INVESTMENTS January 31, 1998, continued

SHARES/PRINCIPAL
      AMOUNT                                                                            VALUE
-----------------------------------------------------------------------------------------------------------------
                  U.S. Government Obligations
                  U.S. Treasury Bond
          $1,250K 6.875% due 08/15/25  ............................................  $ 1,417,675
                  U.S. Treasury Note
            $ 50K 5.625% due 11/30/00  ............................................       50,346
                  U.S. Treasury Note
          $1,100K 5.875% due 04/30/98  ............................................    1,101,375
                  U.S. Treasury Note
           $ 175K 6.50% due 04/30/99  .............................................      177,518
                  U.S. Treasury Note
           $ 250K 6.50% due 05/15/05  .............................................      264,610
                  U.S. Treasury Note
          $1,150K 6.625% due 06/30/01  ............................................    1,193,424
                  U.S. Treasury Note
           $ 570K 6.875% due 08/31/99  ............................................      583,281
                  U.S. Treasury Note
          $1,000K 6.875% due 05/15/06  ............................................    1,086,340
                  U.S. Treasury Note
            $ 75K 7.50% due 11/15/01  .............................................       80,304
                                                                                   --------------
                                                                                       5,954,873
                                                                                   --------------
                  TOTAL UNITED STATES  ............................................   20,256,158
                                                                                   --------------
                  VENEZUELA (0.2%)
                  Telecommunications
            2,300 Compania Anonima Nacional Telefonos de Venezuela (Class D)(ADR)*        84,525
                                                                                   --------------
                  TOTAL COMMON AND PREFERRED STOCKS
                  AND BONDS
                  (Identified Cost $41,265,351) ...................................   46,917,277
                                                                                   --------------

    CURRENCY                              DESCRIPTION,
     AMOUNT                             EXPIRATION DATE
 IN THOUSANDS                           AND STRIKE PRICE                            VALUE
--------------  ---------------------------------------------------------------- ----------
                PURCHASED CALL OPTION ON
                FOREIGN CURRENCY (0.1%)
                FEBRUARY 10, 1998/YEN 120.72
       yen 700  (Identified Cost $17,255)  ......................................$   34,230
                                                                                 ----------
   PRINCIPAL
     AMOUNT
--------------
                SHORT-TERM INVESTMENT (a) (9.5%)
                U.S. GOVERNMENT AGENCY
                Federal Home Loan Mortgage Corp. 5.57% due 02/02/98 (Amortized
   $5,000K      Cost $4,998,969)                                                  4,998,969
                                                                                 ----------

TOTAL INVESTMENTS
(Identified Cost $46,281,575)(b) .    99.0%   51,950,476
CASH AND OTHER ASSETS IN EXCESS
OF LIABILITIES....................     1.0       521,061
                                   -------- ------------
NET ASSETS........................   100.0%  $52,471,537
                                   ======== ============

------------
ADR       American Depository Receipt.
GDR       Global Depository Receipt.
RCP       Receipt shares.
 K        In thousands.
 *        Non-income producing security.
**        Resale is restricted to qualified institutional investors.
(a) Security was purchased on a discount basis. The interest rate shown has been adjusted to reflect a money market equivalent yield.
(b) The aggregate cost for federal income tax purposes approximates identified cost. The aggregate gross unrealized appreciation is $7,665,499 and the aggregate gross unrealized depreciation is $1,996,598, resulting in net unrealized appreciation of $5,668,901.

                      SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER GLOBAL ASSET ALLOCATION FUND
SUMMARY OF INVESTMENTS January 31, 1998

                                            PERCENT OF
INDUSTRY                          VALUE     NET ASSETS
--------                      ------------- -----------
Aerospace....................  $   149,087     0.3%
Aerospace & Defense..........      172,432     0.3
Air Transport................      478,976     0.9
Airlines.....................      793,433     1.5
Auto Parts...................      191,527     0.4
Automobiles..................       93,086     0.2
Automotive...................    1,027,205     2.0
Banking......................    3,139,980     6.0
Banks........................      611,547     1.2
Banks - Money Center.........      308,534     0.6
Beverages - Soft Drinks......      331,325     0.6
Brewery......................       38,400     0.1
Building & Construction .....       90,439     0.2
Building Materials...........      294,201     0.6
Business Services............      451,687     0.9
Chemicals....................    1,042,751     2.0
Chemicals - Diversified......      103,710     0.2
Computer Software............      718,270     1.4
Computers ...................      701,782     1.3
Computers - Systems..........      426,644     0.8
Conglomerates................      552,689     1.1
Currency Option .............       34,230     0.1
Electrical Equipment.........    1,368,912     2.6
Electronic & Electrical
 Equipment...................      490,780     0.9
Electronics - Semiconductors.      134,247     0.3
Electronics
 - Semiconductors/Components.      327,240     0.6
Energy.......................       82,181     0.2
Engineering & Construction ..       27,423     0.1
Entertainment................      375,100     0.7
Financial Services...........    1,498,855     2.8
Food, Beverage, Tobacco, &
 Household Products..........      484,921     0.9
Foods & Beverages............      159,553     0.3
Government Obligations.......    4,285,669     8.2
Household Furnishings &
 Appliances..................      156,800     0.3
Household Products...........      150,673     0.3
Insurance....................    2,428,230     4.6
Leisure......................      617,324     1.2
Machinery....................      331,599     0.6
Manufacturing................       67,376     0.1
Media .......................      278,229     0.5
Media Group..................       54,719     0.1
Metals & Mining..............       54,847     0.1
Multi-Industry...............  $   373,268     0.7%
Multi-Line Insurance.........      143,459     0.3
Natural Gas..................      194,868     0.4
Oil & Gas....................      362,479     0.7
Oil - International
 - Integrated ...............    1,439,392     2.7
Packaged Foods...............      319,337     0.6
Paper & Forest Products .....       67,397     0.1
Paper Products ..............      641,716     1.2
Petroleum....................      201,745     0.4
Pharmaceuticals..............    2,971,099     5.6
Publishing ..................      680,803     1.3
Railroad Equipment...........      317,655     0.6
Real Estate..................      160,888     0.3
Record & Tape Distribution ..      138,332     0.3
Retail ......................      746,733     1.4
Retail - Department Stores ..      275,000     0.5
Retail - Specialty...........    1,000,565     1.9
Savings & Loans Association .      303,975     0.6
Semiconductor Equipment .....      103,313     0.2
Steel........................      306,229     0.6
Steel & Iron.................      112,230     0.2
Steel Related................      132,039     0.3
Telecommunication Equipment .      654,849     1.2
Telecommunications...........    3,111,057     5.9
Textiles - Apparel...........       71,710     0.1
Tobacco......................      312,495     0.6
Transportation ..............       60,579     0.1
U.S. Government Agency.......    4,998,969     9.5
U.S. Government Obligations      5,954,873    11.3
Utilities - Electric ........      666,809     1.3
                              ------------- ------
                               $51,950,476    99.0%
                              ============= ======

                                               PERCENT OF
TYPE OF INVESTMENT                VALUE        NET ASSETS
----------------------------  ------------- ------------
Common Stocks ...............  $35,948,975       68.5%
Corporate Bonds..............      419,434        0.8
Foreign Currency Call
 Option......................       34,230        0.1
Foreign Government
 Obligations.................    4,285,669        8.2
Preferred Stocks.............      308,326        0.6
U.S. Government Agency.......    4,998,969        9.5
U.S. Government Obligations .    5,954,873       11.3
                              ------------- ------------
                               $51,950,476       99.0%
                              ============= ============


                            SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER GLOBAL ASSET ALLOCATION FUND
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
January 31, 1998

ASSETS:
Investments in securities, at value (identified cost $46,281,575)   $51,950,476
Cash (including $45,203 in foreign currency)......................      187,716
Receivable for:
  Interest .......................................................      234,284
  Investments sold ...............................................      219,189
  Foreign withholding taxes reclaimed ............................       32,523
  Dividends ......................................................       32,254
  Shares of beneficial interest sold .............................        5,830
Deferred organizational expenses .................................       73,239
Prepaid expenses and other assets ................................       78,353
                                                                   -------------
  TOTAL ASSETS....................................................   52,813,864
                                                                   -------------
LIABILITIES:
Payable for:
  Investments purchased...........................................      118,812
  Plan of distribution fee........................................       45,092
  Investment management fee.......................................       44,913
  Shares of beneficial interest repurchased ......................       36,796
Accrued expenses and other payables ..............................       96,714
                                                                   -------------
  TOTAL LIABILITIES...............................................      342,327
                                                                   -------------
  NET ASSETS .....................................................  $52,471,537
                                                                   =============
COMPOSITION OF NET ASSETS:
Paid-in-capital ..................................................  $49,192,315
Net unrealized appreciation ......................................    5,660,048
Accumulated undistributed net investment income ..................      222,130
Distributions in excess of net realized gain .....................   (2,602,956)
                                                                   -------------
  NET ASSETS .....................................................  $52,471,537
                                                                   =============
CLASS A SHARES:
Net Assets .......................................................      $26,956
Shares Outstanding (unlimited authorized, $.01 par value) ........        2,344
  NET ASSET VALUE PER SHARE.......................................       $11.50
                                                                        =======
  MAXIMUM OFFERING PRICE PER SHARE,
   (net asset value plus 5.54% of net asset value) ...............       $12.14
                                                                         ======
CLASS B SHARES:
Net Assets .......................................................  $52,374,341
Shares Outstanding (unlimited authorized, $.01 par value) ........    4,568,443
  NET ASSET VALUE PER SHARE.......................................       $11.46
                                                                        =======
CLASS C SHARES:
Net Assets........................................................      $53,358
Shares Outstanding (unlimited authorized, $.01 par value)  .......        4,660
  NET ASSET VALUE PER SHARE ......................................       $11.45
                                                                        =======
CLASS D SHARES:
Net Assets .......................................................      $16,882
Shares Outstanding (unlimited authorized, $.01 par value)  .......        1,467
  NET ASSET VALUE PER SHARE ......................................       $11.51
                                                                        =======

                      SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER GLOBAL ASSET ALLOCATION FUND
FINANCIAL STATEMENTS, continued

STATEMENT OF OPERATIONS
For the year ended January 31, 1998*

NET INVESTMENT INCOME:
INCOME
Interest (net of $132 foreign withholding tax).......................  $1,044,521
Dividends (net of $77,953 foreign withholding tax) ..................     759,559
                                                                      ------------
  TOTAL INCOME ......................................................   1,804,080
                                                                      ------------
EXPENSES
Investment management fee ...........................................     621,396
Plan of distribution fee (Class A shares) ...........................          28
Plan of distribution fee (Class B shares) ...........................     580,914
Plan of distribution fee (Class C shares) ...........................         241
Professional fees ...................................................      88,295
Transfer agent fees and expenses.....................................      80,972
Shareholder reports and notices......................................      78,146
Custodian fees ......................................................      68,714
Registration fees....................................................      55,755
Organizational expenses..............................................      35,303
Trustees' fees and expenses .........................................      13,810
Other ...............................................................      22,101
                                                                      ------------
  TOTAL EXPENSES.....................................................   1,645,675
                                                                      ------------
  NET INVESTMENT INCOME..............................................     158,405
                                                                      ------------
NET REALIZED AND UNREALIZED GAIN:
Net realized gain on:
  Investments .......................................................     629,076
  Foreign exchange transactions .....................................     361,840
                                                                      ------------
  NET GAIN...........................................................     990,916
                                                                      ------------
Net change in unrealized appreciation/depreciation on:
  Investments .......................................................     994,604
  Translation of forward foreign currency contracts, other assets
  and  liabilities denominated in foreign currencies ................      (2,764)
                                                                      ------------
  NET APPRECIATION ..................................................     991,840
                                                                      ------------
  NET GAIN...........................................................   1,982,756
                                                                      ------------
NET INCREASE ........................................................  $2,141,161
                                                                      ============
-------------
* Class A, Class C and Class D shares were issued July 28, 1997.


                      SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER GLOBAL ASSET ALLOCATION FUND
FINANCIAL STATEMENTS, continued

STATEMENT OF CHANGES IN NET ASSETS

                                                           FOR THE YEAR      FOR THE YEAR
                                                              ENDED             ENDED
                                                        JANUARY 31, 1998*  JANUARY 31, 1997
------------------------------------------------------  ----------------- ----------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income .................................    $    158,405      $    65,971
Net realized gain......................................         990,916        1,876,766
Net change in unrealized appreciation .................         991,840          584,125
                                                        ----------------- ----------------
  NET INCREASE ........................................       2,141,161        2,526,862
                                                        ----------------- ----------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income -Class B shares..................        (148,714)        (554,313)
Net realized gain
 Class A shares........................................          (1,601)          --
 Class B shares........................................      (3,307,479)      (2,041,599)
 Class C shares........................................          (3,196)          --
 Class D shares........................................            (853)          --
                                                        ----------------- ----------------
  TOTAL DIVIDENDS AND DISTRIBUTIONS ...................      (3,461,843)      (2,595,912)
                                                        ----------------- ----------------
Net increase (decrease) from transactions in shares of
 beneficial interest...................................     (11,521,571)      21,111,669
                                                        ----------------- ----------------
  NET INCREASE (DECREASE)..............................     (12,842,253)      21,042,619
NET ASSETS:
Beginning of period....................................      65,313,790       44,271,171
                                                        ----------------- ----------------
  END OF PERIOD
  (Including undistributed net investment income of
  $222,130 and dividends in excess of net investment
  income of $41,886)...................................    $ 52,471,537      $65,313,790
                                                        ================= ================

--------------
* Class A, Class C and Class D shares were issued July 28, 1997.

                      SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER GLOBAL ASSET ALLOCATION FUND
NOTES TO FINANCIAL STATEMENTS January 31, 1998

1. ORGANIZATION AND ACCOUNTING POLICIES

Dean Witter Global Asset Allocation Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is to seek long-term total return on its investments. The Fund seeks to achieve its objective through a managed investment policy utilizing a portfolio of U.S. and foreign equity, debt and money market securities. The Fund was organized as a Massachusetts business trust on October 18, 1994 and commenced operations on February 28, 1995. On July 28, 1997, the Fund commenced offering three additional classes of shares, with the then current shares designated as Class B shares.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase, some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- (1) an equity security listed or traded on the New York, American or other domestic or foreign stock exchange is valued at its latest sale price on that exchange prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price (in cases where securities are traded on more than one exchange; the securities are valued on the exchange designated as the primary market pursuant to procedures adopted by the Trustees); (2) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price prior to the time of valuation;
(3) when market quotations are not readily available, including circumstances under which it is determined Dean Witter InterCapital Inc. (the "Investment Manager") or by TCW Funds Management, Inc. or Morgan Grenfell Investment Services, Ltd. (the "Sub-Advisers") that sale and bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees (valuation of debt securities for which market quotations are not readily available may be based upon current market prices of securities which are comparable in coupon, rating and maturity or an appropriate matrix utilizing similar factors); (4) certain of the Fund's portfolio securities may be valued by an outside pricing service approved by the Trustees. The pricing service may

DEAN WITTER GLOBAL ASSET ALLOCATION FUND
NOTES TO FINANCIAL STATEMENTS January 31, 1998, continued

utilize a matrix system incorporating security quality, maturity and coupon as the evaluation model parameters, and/or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining what it believes is the fair valuation of the portfolio securities valued by such pricing service; and (5) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date except for certain dividends from foreign securities which are recorded as soon as the Fund is informed after the ex-dividend date. Discounts are accreted over the life of the respective securities. Interest income is accrued daily.

C. MULTIPLE CLASS ALLOCATIONS -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

D. FOREIGN CURRENCY TRANSLATION -- The books and records of the Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, other assets and liabilities and forward foreign currency contracts are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. The resultant exchange gains and losses are included in the Statement of Operations as realized and unrealized gain/loss on foreign exchange transactions. Pursuant to U.S. Federal income tax regulations, certain foreign exchange gains/losses included in realized and unrealized gain/loss are included in or are a reduction of ordinary income for federal income tax purposes. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of the securities.

E. FORWARD FOREIGN CURRENCY CONTRACTS -- The Fund may enter into forward foreign currency contracts which are valued daily at the appropriate exchange rates. The resultant unrealized exchange gains and losses are included in the Statement of Operations as unrealized foreign currency gain or loss. The Fund records realized gains or losses on delivery of the currency or at the time the forward contract is extinguished (compensated) by entering into a closing transaction prior to delivery.

DEAN WITTER GLOBAL ASSET ALLOCATION FUND
NOTES TO FINANCIAL STATEMENTS January 31, 1998, continued

F. OPTION ACCOUNTING PRINCIPLES -- When the Fund writes a call option, an amount equal to the premium received is included in the Fund's Statement of Assets and Liabilities as a liability which is subsequently marked-to-market to reflect the current market value of the option written. If a written option either expires or the Fund enters into a closing purchase transaction, the Fund realizes a gain or loss without regard to any unrealized gain or loss on the underlying security or currency and the liability related to such option is extinguished. If a written call option is exercised, the Fund realizes a gain or loss from the sale of the underlying security or currency and the proceeds from such sale are increased by the premium originally received.

When the Fund purchases a call or put option, the premium paid is recorded as an investment and is subsequently marked-to-market to reflect the current market value. If a purchased option expires, the Fund will realize a loss to the extent of the premium paid. If the Fund enters into a closing sale transaction, a gain or loss is realized for the difference between the proceeds from the sale and the cost of the option. If a put option is exercised, the cost of the security or currency sold upon exercise will be increased by the premium originally paid. If a call option is exercised, the cost of the security purchased upon exercise will be increased by the premium originally paid.

G. FEDERAL INCOME TAX STATUS -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

H. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund records dividends and distributions to its shareholders on the record date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

I. ORGANIZATIONAL EXPENSES -- The Investment Manager paid the organizational expenses of the Fund in the amount of approximately $177,000 of which approximately $144,000 have been reimbursed. The

DEAN WITTER GLOBAL ASSET ALLOCATION FUND
NOTES TO FINANCIAL STATEMENTS January 31, 1998, continued

balance has been absorbed by the Investment Manager. Such expenses have been deferred and are being amortized on the straight-line method over a period not to exceed five years from commencement of operations.

2. INVESTMENT MANAGEMENT AND SUB-ADVISORY AGREEMENTS

Pursuant to an Investment Management Agreement, the Fund pays the Investment Manager a management fee, calculated daily and payable monthly, by applying the annual rate of 1.0% to the net assets of the Fund determined as of the close of each business day.

Under the terms of the Agreement, in addition to managing the Fund's investments, the Investment Manager maintains certain of the Fund's books and records and furnishes, at its own expense, office space, facilities, equipment, clerical, bookkeeping and certain legal services and pays the salaries of all personnel, including officers of the Fund who are employees of the Investment Manager. The Investment Manager also bears the cost of telephone services, heat, light, power and other utilities provided to the Fund.

Under Sub-Advisory Agreements between the Sub-Advisers and the Investment Manager, the Sub-Advisers provide the Fund with investment advice and portfolio management relating to the Fund's investments in securities, subject to the overall supervision of the Investment Manager. As compensation for the services provided pursuant to the Sub-Advisory Agreements, the Investment Manager pays each Sub-Adviser monthly compensation equal to 30% of its monthly compensation.

3. PLAN OF DISTRIBUTION

Shares of the Fund are distributed by Dean Witter Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A - up to 0.25% of the average daily net assets of Class A; (ii) Class B - 1.0% of the lesser of: (a) the average daily aggregate gross sales of the Class B shares since the inception of the Fund (not including reinvestment of dividend or capital gain distributions) less the average daily aggregate net asset value of the Class B shares redeemed since the Fund's inception upon which a contingent deferred sales charge has been imposed or waived; or (b) the average daily net assets of Class B; and (iii) Class C - up to 1.0% of the average daily net assets of Class C. In the case of Class A shares, amounts paid under the Plan are paid to the Distributor for services provided. In the case of Class B and Class C shares, amounts paid under the Plan are paid to the Distributor for services provided and the expenses borne by it and others in the distribution of the shares of these Classes, including the payment of commissions for sales of these Classes and incentive

DEAN WITTER GLOBAL ASSET ALLOCATION FUND
NOTES TO FINANCIAL STATEMENTS January 31, 1998, continued

compensation to, and expenses of, the account executives of Dean Witter Reynolds Inc. ("DWR"), an affiliate of the Investment Manager and Distributor, and others who engage in or support distribution of the shares or who service shareholder accounts, including overhead and telephone expenses; printing and distribution of prospectuses and reports used in connection with the offering of these shares to other than current shareholders and preparation, printing and distribution of sales literature and advertising materials. In addition, the Distributor may utilize fees paid pursuant to the Plan, in the case of Class B shares, to compensate DWR and other selected broker-dealers for their opportunity costs in advancing such amounts, which compensation would be in the form of a carrying charge on any unreimbursed expenses.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts, including carrying charges, totaled $3,856,463, at January 31, 1998.

In the case of Class A and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to account executives may be reimbursed in the subsequent calendar year. For the period ended January 31, 1998, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.25% and 1.0%, respectively.

The Distributor has informed the Fund that for the period ended January 31, 1998, it received contingent deferred sales charges from redemptions of the Fund's Class B shares and Class C shares of $191,520 and $33, respectively, and received approximately $1,018 in front end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the year ended January 31, 1998 aggregated $52,418,164 and $70,854,970, respectively. Included in the aforementioned are purchases and sales of U.S. Government securities of $12,840,577 and $12,053,968, respectively.

DEAN WITTER GLOBAL ASSET ALLOCATION FUND
NOTES TO FINANCIAL STATEMENTS January 31, 1998, continued

For the period May 31, 1997 through January 31, 1998, the Fund incurred brokerage commissions of $3,481 with Morgan Stanley & Co., Inc., an affiliate of the Investment Manager since May 31, 1997, for portfolio transactions executed on behalf of the Fund.

For the year ended January 31, 1998, the Fund incurred brokerage commissions of $21,991 with DWR for portfolio transactions executed on behalf of the Fund. At January 31, 1998, the Fund's payable for investments purchased and receivable for investments sold included unsettled trades with DWR of $34,738 and $78,910, respectively.

Dean Witter Trust FSB, an affiliate of the Investment Manager and
Distributor, is the Fund's
transfer agent. At January 31, 1998, the Fund had transfer agent fees and expenses payable of approximately $1,200.

5. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest were as follows:

                                                       FOR THE YEAR                 FOR THE YEAR
                                                          ENDED                         ENDED
                                                     JANUARY 31, 1998             JANUARY 31, 1997
                                              ------------------------------ ---------------------------
                                                  SHARES         AMOUNT         SHARES        AMOUNT
                                              ------------- ---------------  ----------- --------------
CLASS A SHARES*
Sold                                                 2,202    $     28,364        --            --
Reinvestment of dividends and distributions            142           1,601        --            --
                                              ------------- ---------------  ----------- --------------
Net increase - Class A                               2,344          29,965        --            --
                                              ------------- ---------------  ----------- --------------
CLASS B SHARES
Sold                                               637,914       7,870,323    2,505,555    $ 30,094,772
Reinvestment of dividends and distributions        277,899       3,138,105      199,063       2,368,262
Redeemed                                        (1,863,599)    (22,637,924)    (944,898)    (11,351,365)
                                              ------------- ---------------  ----------- --------------
Net increase (decrease) - Class B                 (947,786)    (11,629,496)   1,759,720      21,111,669
                                              ------------- ---------------  ----------- --------------
CLASS C SHARES*
Sold                                                 4,664          59,900        --            --
Reinvestment of dividends and distributions            262           2,944
Redeemed                                              (266)         (3,252)       --            --
                                              ------------- ---------------  ----------- --------------
Net increase - Class C                               4,660          59,592        --            --
                                              ------------- ---------------  ----------- --------------
CLASS D SHARES*
Sold                                                 1,391          17,515        --            --
Reinvestment of dividends and distributions             76             853        --            --
                                              ------------- ---------------  ----------- --------------
Net increase - Class D                               1,467          18,368        --            --
                                              ------------- ---------------  ----------- --------------
Net increase (decrease) in Fund                   (939,315)   $(11,521,571)   1,759,720    $ 21,111,669
                                              ============= ===============  =========== ==============

---------------
* For the period July 28, 1997 (issue date) through January 31, 1998.

DEAN WITTER GLOBAL ASSET ALLOCATION FUND
NOTES TO FINANCIAL STATEMENTS January 31, 1998, continued

6. FEDERAL INCOME TAX STATUS

Capital losses incurred after October 31 ("post-October" losses) within the taxable year are deemed to arise on the first business day of the Fund's next taxable year. The Fund incurred and will elect to defer net capital losses of approximately $2,450,000 during fiscal 1998.

As of January 31, 1998, the Fund had temporary book/tax differences primarily attributable to post-October losses and permanent book/tax differences primarily attributable to foreign currency gains, tax adjustments on passive foreign investment companies sold by the Fund and nondeductible organizational expense. To reflect reclassifications arising from the permanent differences, paid-in-capital was charged $32,807, distributions in excess of net realized gain was charged $221,518 and accumulated undistributed net investment income was credited $254,325.

7. PURPOSES OF AND RISKS RELATING TO CERTAIN FINANCIAL INSTRUMENTS

The Fund may enter into forward foreign currency contracts ("forward contracts") to facilitate settlement of foreign currency denominated portfolio transactions or to manage foreign currency exposure associated with foreign currency denominated securities.

Forward contracts involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rates underlying the forward contracts. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

At January 31, 1998, the Fund had no outstanding forward contracts.

8. SUBSEQUENT EVENT

Effective March 2, 1998, the Investment Manager will assume directly the sub-advisory responsibilities currently being performed by TCW Funds Management, Inc. (TCW). The Investment Manager will retain the portion of their fee currently paid to TCW.

DEAN WITTER GLOBAL ASSET ALLOCATION FUND
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                                                FOR THE PERIOD
                                             FOR THE YEAR       FOR THE YEAR   FEBRUARY 28, 1995*
                                                ENDED              ENDED             THROUGH
                                         JANUARY 31, 1998**++ JANUARY 31, 1997  JANUARY 31, 1996
---------------------------------------  ------------------- ----------------  ------------------
CLASS B SHARES
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period ...        $11.84             $11.79            $10.00
                                         ------------------- ----------------  ------------------
Net investment income (loss)............          0.03              (0.01)             0.17
Net realized and unrealized gain  ......          0.35               0.55              2.20
                                         ------------------- ----------------  ------------------
Total from investment operations .......          0.38               0.54              2.37
                                         ------------------- ----------------  ------------------
Less dividends and distributions:
 Net investment income..................         (0.03)             (0.11)            (0.34)
 Net realized gain......................         (0.73)             (0.38)            (0.24)
                                         ------------------- ----------------  ------------------
Total dividends and distributions ......         (0.76)             (0.49)            (0.58)
                                         ------------------- ----------------  ------------------
Net asset value, end of period..........        $11.46             $11.84            $11.79
                                         =================== ================  ==================
TOTAL INVESTMENT RETURN+................          3.29%              4.58%            23.89%(1)
RATIOS TO AVERAGE NET ASSETS:
Expenses ...............................          2.65%              2.53%             1.14%(2)(3)
Net investment income...................          0.25%              0.11%             1.71%(2)(3)
SUPPLEMENTAL DATA:
Net assets, end of period, in
 thousands..............................       $52,374            $65,314           $44,271
Portfolio turnover rate.................            94%                63%               71%(1)
Average commission rate paid............       $0.0153            $0.0013                --

------------
*       Commencement of operations.
** Prior to July 28, 1997, the Fund issued one class of shares. All shares of the Fund held prior to that date have been designated Class B shares.
++ The per share amounts were computed using an average number of shares outstanding during the period.
+ Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)     Not annualized.
(2)     Annualized.
(3) If the Investment Manager had not reimbursed all expenses, the above annualized expense and net investment loss ratios would have been 2.87% and (0.02)%, respectively.

                      SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER GLOBAL ASSET ALLOCATION FUND
FINANCIAL HIGHLIGHTS, continued

                                              FOR THE PERIOD
                                              JULY 28, 1997*
                                                 THROUGH
                                            JANUARY 31, 1998++
------------------------------------------  -----------------
CLASS A SHARES
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period  .....        $13.09
                                            -----------------
Net investment income .....................          0.05
Net realized and unrealized gain ..........         (0.91)
                                            -----------------
Total from investment operations ..........         (0.86)
                                            -----------------
Less distributions from net realized gain           (0.73)
                                            -----------------
Net asset value, end of period ............        $11.50
                                            =================
TOTAL INVESTMENT RETURN+...................         (6.39)%(1)
RATIOS TO AVERAGE NET ASSETS:
Expenses ..................................          2.02%(2)
Net investment income .....................          0.79%(2)
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands  ..           $27
Portfolio turnover rate ...................            94%
Average commission rate paid ..............       $0.0153

CLASS C SHARES
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period  .....        $13.09
                                            -----------------
Net realized and unrealized gain ..........         (0.91)
                                            -----------------
Less distributions from net realized gain           (0.73)
                                            -----------------
Net asset value, end of period ............        $11.45
                                            =================
TOTAL INVESTMENT RETURN+...................         (6.79)%(1)
RATIOS TO AVERAGE NET ASSETS:
Expenses ..................................          2.79%(2)
Net investment income .....................          0.07%(2)
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands  ..           $53
Portfolio turnover rate ...................            94%
Average commission rate paid ..............       $0.0153

------------
*       The date shares were first issued.
++ The per share amounts were computed using an average number of shares outstanding during the period.
+ Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)     Not annualized.
(2)     Annualized.

                      SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER GLOBAL ASSET ALLOCATION FUND
FINANCIAL HIGHLIGHTS, continued

                                              FOR THE PERIOD
                                              JULY 28, 1997*
                                                 THROUGH
                                            JANUARY 31, 1998++
------------------------------------------  -----------------
CLASS D SHARES
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period  .....        $13.09
                                            -----------------
Net investment income .....................          0.07
Net realized and unrealized gain ..........         (0.92)
                                            -----------------
Total from investment operations ..........         (0.85)
                                            -----------------
Less distributions from net realized gain           (0.73)
                                            -----------------
Net asset value, end of period ............        $11.51
                                            =================
TOTAL INVESTMENT RETURN+ ..................         (6.32)%(1)
RATIOS TO AVERAGE NET ASSETS:
Expenses ..................................          1.80%(2)
Net investment income .....................          1.08%(2)
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands  ..           $17
Portfolio turnover rate ...................            94%
Average commission rate paid ..............       $0.0153

------------
*       The date shares were first issued.
++ The per share amounts were computed using an average number of shares outstanding during the period.
+ Calculated based on the net asset value as of the last business day of the period.
(1)     Not annualized.
(2)     Annualized.

                      SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER GLOBAL ASSET ALLOCATION FUND
REPORT OF INDEPENDENT ACCOUNTANTS

TO THE SHAREHOLDERS AND TRUSTEES
OF DEAN WITTER GLOBAL ASSET ALLOCATION FUND

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Dean Witter Global Asset Allocation Fund (the "Fund") at January 31, 1998, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at January 31, 1998 by correspondence with the custodian and brokers and the application of alternative auditing procedures where confirmations from brokers were not received, provide a reasonable basis for the opinion expressed above.

PRICE WATERHOUSE LLP
1177 Avenue of the Americas
New York, New York 10036
February 13, 1998

-------------------------------------------------------------------------------
                     1998 FEDERAL TAX NOTICE (unaudited)

         During the year ended January 31, 1998, the Fund paid to Class A, B,
         C and D shareholders $0.63 per share from long-term capital gains.
         Of this $0.63 distribution, $0.12 is taxable as 28% rate gain and $0.51 is taxable as 20% rate gain. Additionally, for such period 22.07% of the income paid qualified for the dividends received deduction available to corporations.
-------------------------------------------------------------------------------

TRUSTEES

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
John R. Haire
Wayne E. Hedien
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder

OFFICERS

Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Barry Fink
Vice President, Secretary and General Counsel

Mark Bavoso
Vice President

Thomas F. Caloia
Treasurer

TRANSFER AGENT

Dean Witter Trust FSB
Harborside Financial Center - Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT ACCOUNTANTS

Price Waterhouse LLP
1177 Avenue of the Americas
New York, New York 10036

INVESTMENT MANAGER

Dean Witter InterCapital Inc.
Two World Trade Center
New York, New York 10048


This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its officers and trustees, fees, expenses and other pertinent information, please see the prospectus of the Fund.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.



DEAN WITTER
GLOBAL ASSET
ALLOCATION FUND



ANNUAL REPORT
JANUARY 31, 1998